Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of main characteristics of the stock option plans

Grant Date	Final strike date	Options (shares INTR)	Vesting	Average strike price	Participants
09/30/2016	12/21/2023	1,764,000	Up to 5 years	R$1.56	Officers, managers and key employees
02/15/2018	02/15/2025	5,452,464	Up to 5 years	R$1.80	Officers, managers and key employees
09/07/2020	09/07/2027	3,182,250	Up to 5 years	R$21.50	Officers, managers and key employees
01/31/2022	12/31/2028	3,250,000	Up to 5 years	R$15.50	Officers, managers and key employees

Schedule of changes in stock option plans and supplementary information

Grant Date	12/31/2023		Granted		Expired/Cancelled		Exercised		12/31/2024
2018	115,799		—		—		43,800		71,999
2020	2,519,138		—		8,325		67,725		2,443,088
2022	2,815,750		—		77,125		93,900		2,644,725
Total	5,450,687		—		85,450		205,425		5,159,812

Weighted average price of the shares	R$	17.98	R$	—	R$	16.80	R$	14.56	R$	18.15

Grant Date	12/31/2022		Granted		Expired/Cancelled		Exercised		12/31/2023
2018	135,599		—		—		19,800		115,799
2020	2,829,225		—		309,412		675		2,519,138
2022	2,838,500		50,000		69,000		3,750		2,815,750
Total	5,803,324		50,000		378,412		24,225		5,450,687

Weighted average price of the shares	R$	18.15	R$	15.50	R$	20.41	R$	4.47	R$	17.98

Grant Date	12/31/2021		Granted		Expired/Cancelled		Exercised		12/31/2022
2016 (a)	676,800		—		—		676,800		—
2018	2,458,065		—		10,800		2,311,666		135,599
2020	2,965,350		—		48,600		87,525		2,829,225
2022	—		2,903,500		65,000		—		2,838,500
Total	5,423,415		2,903,500		124,400		2,399,191		5,803,324

Weighted average period of the Shares	R$	14.34	R$	15.50	R$	16.69	R$	2.31	R$	18.15

(a)    All options were exercised prior to June 23, 2022 when Inter & Co became, indirectly, through Inter Holding Financeira S.A. (“HoldFin”), the owner of all shares of Banco Inter.
The fair values of the period of 2018 and 2020 plans were estimated based on the Black & Scholes option valuation model considering the terms and conditions under which the options were granted, and the respective compensation expense is recognized during the vesting period.

	2018	2020
Strike price	1.80	21.50
Risk-free rate	9.97%	9.98%
Duration of the strike (years)	7	7
Expected annualized volatility	64.28%	64.28%
Fair value of the option at the grant/share date:	0.05	0.05
For the 2022 program, the fair value was estimated based on the Binomial model:

2022
Strike price	15.50
Risk-free rate	11.45%
Duration of the strike (years)	7
Expected annualized volatility	38.81%
Weighted fair value of the option at the grant/share date:	4.08
In the period ended December 31, 2024, costs amounting to R$28792 December 31, 2023: R$32,692; December 31, 2022: R$47,557) were recognized in employee benefit expenses.
a.2)Share-based payment related to Inter & Co Payments, Inc., acquisition
In the context of the acquisition of Inter&Co Payments by Inter, it was established that part of the payment to key executives of the acquired entity would be made by migrating the share-based payment plan of Inter & Co Payments, Inc., with stock options for class A shares and restricted class A shares of Inter & Co, in addition to the granting of shares issued by the Company. Considering the characteristics of the contract signed between the parties, the expense associated with the options granted are treated as a compensation expense which will be expensed over the term of the vested options and based on continued employment of such key executives.
Inter has the right to repurchase the restricted shares if these key executives cease to provide services to the Company within the term of the acquisition contract. Nevertheless, all shares will remain subject to other transfer restrictions established in the contract and in the applicable legislation.
The main characteristics of these stock-based payments are described below:

Grant Date	Options	Vesting	Average strike price (a)	Participants	Vesting date of 100% of shares
2022	489,386	Up 3 years	R$ R$11.89 per Class A	Key Executives	12/30/2024

(a)    Number of options and strike price from Inter&Co Payments, Inc.’s equity incentive plan has been agreed by the Parties at the time of the acquisition. The number of options and strike price, after the Company’s reorganization and listing on Nasdaq have been recalculated in accordance with the rate between Inter’s shares and the Company’s Class A Shares. According to the contract signed between the parties, the corresponding amount is USD1.92. The values presented in reais were converted using the dollar FX rate as of December 31, 2024.
Stock options exercised:

Grant Date	Shares	Participants	Final exercise date
2022	643,500	Key Executives	12/30/2024
Changes in Inter&Co Payments, Inc.’s granted instruments for December 31, 2024 and supplementary information are shown below:

Grant Date	12/31/2023		Granted Options		Expired/Cancelled		Exercised		12/31/2024
2022	489,386		—		—		—		489,386
Total	489,386		—		—		—		489,386
Weighted average price of the shares	R$	11.89	R$	—	R$	—	R$	—	R$	11.89

Grant Date	12/31/2022		Granted Options		Expired/Cancelled		Exercised		12/31/2023
2022	489,386		—		—		—		489,386
Total	489,386		—		—		—		489,386

Weighted average price of the shares	R$	11.89	R$	—	R$	—	R$	—	R$	11.89

Grant Date	12/31/2021		Granted Options		Expired/Cancelled		Exercised		12/31/2022
2022	—		489,386		—		—		489,386
Total	—		489,386		—		—		489,386

Weighted average price of the shares	R$	—	R$	11.89	R$	—	R$	—	R$	11.89

Grant Date	12/31/2023	Granted Shares	Expired/Cancelled	Put option exercise	12/31/2024
2022	482,625	—	—	199,942	282,683
Total	482,625	—	—	199,942	282,683

Grant Date	12/31/2022	Granted Shares	Expired/Cancelled	Put option exercise	12/31/2023
2022	643,500	—	—	160,875	482,625
Total	643,500	—	—	160,875	482,625

Grant Date	12/31/2021	Granted Shares	Expired/Cancelled	Put option exercise	12/31/2022
2022	—	643,500	—	—	643,500
Total	—	643,500	—	—	643,500

Schedule of restricted shares agreement
See table below:

12/31/2024
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	$14.15	3.5	4.0	2,140,500	963,500
11/01/23	25%	$22.99	4.0	4.0	15,000	11,250
02/01/24	25%	$25.22	4.0	4.0	10,000	7,500
04/01/24	25%	$29.11	4.0	4.0	120,000	95,000
04/26/24	25%	$26.27	3.0	4.0	1,795,000	1,305,000
06/04/24	25%	$30.35	4.0	4.0	60,000	60,000
07/01/24	25%	$33.07	3.0	3.0	50,000	37,500
07/17/24	25%	$36.47	4.0	4.0	30,000	30,000
09/04/24	25%	$40.39	3.0	3.0	50,000	37,500
Total					4,270,500	2,547,250

12/31/2023
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	R$14.15	3.5	4.0	2,140,500	1,586,625
11/01/23	25%	R$22.99	4.0	4.0	15,000	15,000
Total					2,155,500	1,601,625